Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	June 2017
Distribution Date	07/17/17
Transaction Month	41
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 4, 2014
Closing Date:		February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$86,314,455.76	0.7447964	$73,516,194.48	0.6343618	$12,798,261.28
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$163,264,455.76	0.1432345	$150,466,194.48	0.1320064	$12,798,261.28

Weighted Avg. Coupon (WAC)	3.34%		3.36%
Weighted Avg. Remaining Maturity (WARM)	22.31		21.45
Pool Receivables Balance	$185,226,523.36		$171,967,462.89
Remaining Number of Receivables	27,795		26,930

Adjusted Pool Balance	$180,491,260.10		$167,692,998.82

III. COLLECTIONS

Principal:
Principal Collections	$13,075,669.29
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$238,045.78
Total Principal Collections	$13,313,715.07

Interest:
Interest Collections	$527,028.55
Late Fees & Other Charges	$35,195.82
Interest on Repurchase Principal	$-
Total Interest Collections	$562,224.37

Collection Account Interest	$6,227.88
Reserve Account Interest	$1,532.98
Servicer Advances	$-

Total Collections	$13,883,700.30

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	June 2017
Distribution Date	07/17/17
Transaction Month	41
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$13,883,700.30
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$13,883,700.30

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$154,355.44	$-	$154,355.44	$154,355.44
	Collection Account Interest					$6,227.88
	Late Fees & Other Charges					$35,195.82
Total due to Servicer						$195,779.14

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$94,945.90		$94,945.90

	Total Class A interest:		$94,945.90		$94,945.90	$94,945.90

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

	Available Funds Remaining:					$13,457,698.26

9.	Regular Principal Distribution Amount:					$12,798,261.28

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$12,798,261.28
	Class A Notes Total:		$12,798,261.28		$12,798,261.28
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$12,798,261.28		$12,798,261.28

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					659,436.98

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,735,263.26
Beginning Period Amount	$4,735,263.26
Current Period Amortization	$460,799.19
Ending Period Required Amount	$4,274,464.07
Ending Period Amount	$4,274,464.07
Next Distribution Date Required Amount	$3,839,723.28

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	June 2017
Distribution Date	07/17/17
Transaction Month	41
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		9.54%	10.27%	10.27%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.42%	26,504	97.34%	$167,401,041.10
30 - 60 Days	1.26%	340	2.12%	$3,643,721.85
61 - 90 Days	0.25%	68	0.43%	$747,583.12
91-120 Days	0.07%	18	0.10%	$175,116.82
121 + Days	0.00%	0	0.00%	$-
Total		26,930		$171,967,462.89

Delinquent Receivables 30+ Days Past Due
Current Period	1.58%	426	2.66%	$4,566,421.79
1st Preceding Collection Period	1.61%	448	2.71%	$5,013,696.99
2nd Preceding Collection Period	1.30%	372	2.17%	$4,306,357.90
3rd Preceding Collection Period	1.28%	374	2.09%	$4,439,982.31
Four-Month Average	1.44%		2.40%

Repossession in Current Period		12		$110,470.86
Repossession Inventory		52		$92,998.81

Current Charge-Offs
Gross Principal of Charge-Offs				$183,391.18
Recoveries				$(238,045.78)
Net Loss				$(54,654.60)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.35%

Average Pool Balance for Current Period				$178,596,993.13

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.37%
1st Preceding Collection Period				0.31%
2nd Preceding Collection Period				0.87%
3rd Preceding Collection Period				-0.02%
Four-Month Average				0.20%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	30	2,067	$30,889,770.35
Recoveries	32	1,866	$(17,698,912.17)
Net Loss			$13,190,858.18
Cumulative Net Loss as a % of Initial Pool Balance			1.10%

Net Loss for Receivables that have experienced a Net Loss *	20	1,707	$13,252,889.04
Average Net Loss for Receivables that have experienced a Net Loss			$7,763.85

Principal Balance of Extensions			$930,370.83
Number of Extensions			79

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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